INVESTMENTS - Assets and Liabilities of joint ventures and associates projects (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Associates and joint ventures
Total Current Assets	R$ 45,191,737	R$ 41,487,246	R$ 46,967,076
Total Non-current Assets	133,774,712	137,135,237	134,743,019
Total Assets	178,966,449	178,622,483	181,710,095
Total Current Liabilities	26,400,066	24,648,463	27,028,405
Total Non-current Liabilities	78,815,089	81,122,047	88,706,822
Net operating revenue	6,937,255	8,600,786	16,362,847
Net Profit/ (Loss)	R$ 6,387,313	R$ 11,133,420	R$ 14,557,245
CTEEP
Associates and joint ventures
Ownership interest (in percent)	36.05%	36.10%
Total Current Assets	R$ 5,507,858	R$ 4,933,448
Total Non-current Assets	19,084,500	16,665,646
Total Assets	24,592,358	21,599,094
Total Current Liabilities	1,372,497	1,615,825
Total Non-current Liabilities	9,094,419	6,221,662
Net worth	14,125,442	13,761,607
Total Liabilities	24,592,358	21,599,094
Net operating revenue	3,696,428	3,331,862
Net Profit/ (Loss)	R$ 3,382,650	R$ 1,779,451
Norte Energia
Associates and joint ventures
Ownership interest (in percent)	49.98%	50.00%
Total Current Assets	R$ 1,796,877	R$ 1,102,615
Total Non-current Assets	42,691,891	43,937,145
Total Assets	44,488,768	45,039,760
Total Current Liabilities	1,957,228	4,412,114
Total Non-current Liabilities	29,357,442	26,596,065
Net worth	13,174,098	14,031,581
Total Liabilities	44,488,768	45,039,760
Net operating revenue	4,402,647	4,214,481
Net Profit/ (Loss)	R$ (860,393)	R$ 209,628
Madeira Energia S.A. (MESA)
Associates and joint ventures
Ownership interest (in percent)	43.00%	50.00%
Total Current Assets	R$ 945,143	R$ 749,938
Total Non-current Assets	21,369,986	21,679,634
Total Assets	22,315,129	22,429,572
Total Current Liabilities	1,149,935	1,176,997
Total Non-current Liabilities	18,906,101	17,547,815
Net worth	2,259,093	3,704,760
Total Liabilities	22,315,129	22,429,572
Net operating revenue	3,200,238	3,197,523
Net Profit/ (Loss)	R$ (1,445,667)	R$ (951,833)
Energia Sustentvel do Brasil S.A.
Associates and joint ventures
Ownership interest (in percent)	40.00%	33.00%
Total Current Assets	R$ 1,022,672	R$ 728,881
Total Non-current Assets	20,055,429	20,536,876
Total Assets	21,078,101	21,265,757
Total Current Liabilities	978,706	926,137
Total Non-current Liabilities	10,892,330	11,184,321
Net worth	9,207,065	9,155,299
Total Liabilities	21,078,101	21,265,757
Net operating revenue	2,676,045	2,568,049
Net Profit/ (Loss)	R$ (309,234)	R$ (95,748)
Belo Monte Transmissora de Energia
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Total Current Assets	R$ 963,497	R$ 802,462
Total Non-current Assets	7,198,219	6,564,791
Total Assets	8,161,716	7,367,253
Total Current Liabilities	500,544	308,140
Total Non-current Liabilities	4,047,209	3,570,836
Net worth	3,613,963	3,488,277
Total Liabilities	8,161,716	7,367,253
Net operating revenue	833,619	790,313
Net Profit/ (Loss)	R$ 294,278	R$ 237,334
Interligacao Eletrica do Madeira S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	40.00%
Total Current Assets	R$ 953,700	R$ 814,211
Total Non-current Assets	5,685,551	5,638,250
Total Assets	6,639,251	6,452,461
Total Current Liabilities	502,940	446,653
Total Non-current Liabilities	2,900,780	2,807,735
Net worth	3,235,531	3,198,073
Total Liabilities	6,639,251	6,452,461
Net operating revenue	595,799	524,261
Net Profit/ (Loss)	R$ 49,125	R$ 154,526
Teles Pires Participaes
Associates and joint ventures
Ownership interest (in percent)	49.72%	49.00%
Total Current Assets	R$ 274,021	R$ 159,645
Total Non-current Assets	4,918,375	5,087,639
Total Assets	5,192,395	5,247,284
Total Current Liabilities	316,956	323,559
Total Non-current Liabilities	3,347,957	3,381,578
Net worth	1,527,482	1,542,148
Total Liabilities	5,192,395	5,247,284
Net operating revenue	792,973	831,628
Net Profit/ (Loss)	R$ (72,291)	R$ (63,933)
Empresa de Energia Sao Manoel S.A.
Associates and joint ventures
Ownership interest (in percent)	33.00%	49.00%
Total Current Assets	R$ 193,508	R$ 224,723
Total Non-current Assets	3,723,477	3,736,295
Total Assets	3,916,985	3,961,018
Total Current Liabilities	210,909	163,712
Total Non-current Liabilities	1,815,213	1,825,969
Net worth	1,890,863	1,971,337
Total Liabilities	3,916,985	3,961,018
Net operating revenue	360,656	382,499
Net Profit/ (Loss)	R$ (80,474)	R$ (13,216)
Norte Brasil Transmissora de Energia S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	40.00%
Total Current Assets	R$ 404,445	R$ 403,176
Total Non-current Assets	3,316,564	3,020,410
Total Assets	3,721,009	3,423,586
Total Current Liabilities	108,869	304,675
Total Non-current Liabilities	1,764,591	1,296,299
Net worth	1,847,549	1,822,612
Total Liabilities	3,721,009	3,423,586
Net operating revenue	342,623	350,239
Net Profit/ (Loss)	R$ 142,923	R$ 56,902
Mata de Santa Genebra
Associates and joint ventures
Ownership interest (in percent)	50.00%	49.00%
Total Current Assets	R$ 366,390	R$ 289,538
Total Non-current Assets	2,565,115	2,370,123
Total Assets	2,931,505	2,659,661
Total Current Liabilities	158,351	129,811
Total Non-current Liabilities	1,452,934	1,385,424
Net worth	1,320,220	1,144,426
Total Liabilities	2,931,505	2,659,661
Net operating revenue	364,070	357,522
Net Profit/ (Loss)	R$ 96,994	R$ (83,266)
Companhia Energtica Sinop
Associates and joint ventures
Ownership interest (in percent)	49.00%	24.50%
Total Current Assets	R$ 241,595	R$ 174,672
Total Non-current Assets	2,860,268	2,772,270
Total Assets	3,101,863	2,946,942
Total Current Liabilities	85,202	57,237
Total Non-current Liabilities	1,436,941	1,415,633
Net worth	1,579,720	1,474,072
Total Liabilities	3,101,863	2,946,942
Net operating revenue	269,647	241,413
Net Profit/ (Loss)	R$ (105,647)	R$ (43,982)
Chapecoense Gerao S.A.
Associates and joint ventures
Ownership interest (in percent)	40.00%	49.00%
Total Current Assets	R$ 265,107	R$ 379,358
Total Non-current Assets	2,624,982	2,744,455
Total Assets	2,890,089	3,123,813
Total Current Liabilities	371,413	451,803
Total Non-current Liabilities	1,584,327	1,647,352
Net worth	934,349	1,024,658
Total Liabilities	2,890,089	3,123,813
Net operating revenue	935,862	884,034
Net Profit/ (Loss)	R$ 280,465	R$ 306,209
Enerpeixe S.A.
Associates and joint ventures
Ownership interest (in percent)	40.00%	49.00%
Total Current Assets	R$ 476,575	R$ 423,615
Total Non-current Assets	1,758,817	1,607,716
Total Assets	2,235,392	2,031,331
Total Current Liabilities	793,861	614,447
Total Non-current Liabilities	777,254	781,203
Net worth	664,277	635,681
Total Liabilities	2,235,392	2,031,331
Net operating revenue	303,132	407,564
Net Profit/ (Loss)	R$ 116,532	R$ 120,259
Serra do Facao Energia S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%
Total Current Assets	R$ 378,352
Total Non-current Assets	1,963,451
Total Assets	2,341,803
Total Current Liabilities	235,198
Total Non-current Liabilities	1,842,701
Net worth	263,904
Total Liabilities	2,341,803
Net operating revenue	402,091
Net Profit/ (Loss)	R$ (5,987)
Paranaba Transmissora
Associates and joint ventures
Ownership interest (in percent)	24.50%	24.50%
Total Current Assets	R$ 179,229	R$ 178,558
Total Non-current Assets	1,507,886	1,759,242
Total Assets	1,687,115	1,937,800
Total Current Liabilities	104,040	104,065
Total Non-current Liabilities	875,182	1,042,030
Net worth	707,893	791,705
Total Liabilities	1,687,115	1,937,800
Net operating revenue	205,402	175,055
Net Profit/ (Loss)	R$ 105,503	R$ 51,313
Interligacao Eletrica Garanhuns S.A.
Associates and joint ventures
Ownership interest (in percent)	49.00%	49.00%
Total Current Assets	R$ 113,221	R$ 124,787
Total Non-current Assets	1,008,012	979,688
Total Assets	1,121,234	1,104,475
Total Current Liabilities	71,093	56,211
Total Non-current Liabilities	309,438	327,837
Net worth	740,703	720,427
Total Liabilities	1,121,234	1,104,475
Net operating revenue	114,343	93,034
Net Profit/ (Loss)	R$ 75,331	R$ 75,299